INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount					$ 470,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount					$ (470,000)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent					(21.00%)
Income Tax Expense (Benefit)
Effective Income Tax Rate Reconciliation, Percent					0.00%